Loans and Allowance for Credit Losses, by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Residential Mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Loans	314,885	326,384
Residential Mortgage [Member] | Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	59,170	62,622
60.01-80%	62,553	60,286
80.01-100%	57,054	63,752
100.01-120%	36,945	42,034
Greater than 120%	37,234	42,871
No LTV/CLTV Available	5,422	5,810
Government insured/guaranteed loans	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	284,933	292,889
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family first mortgage [Member] | Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	46,476	47,808
60.01-80%	46,831	42,542
80.01-100%	36,764	39,497
100.01-120%	21,116	24,147
Greater than 120%	18,608	24,243
No LTV/CLTV Available	2,798	3,239
Government insured/guaranteed loans	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	199,148	196,990
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Loans	85,991	96,149	103,708	110,164	75,565
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	12,694	14,814
60.01-80%	15,722	17,744
80.01-100%	20,290	24,255
100.01-120%	15,829	17,887
Greater than 120%	18,626	18,628
No LTV/CLTV Available	2,624	2,571
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	$ 85,785	$ 95,899